Summary of principal accounting policies	12 Months Ended
Dec. 31, 2013
Summary of principal accounting policies
Summary of principal accounting policies

2. Summary of principal accounting policies

(1)
Basis of presentation

        The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("US GAAP"). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

(2)
Basis of consolidation

        The consolidated financial statements include the financial statements of the Group, its subsidiaries and VIEs. All intercompany transactions and balances are eliminated upon consolidation.

        A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

        US GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests, which requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Through the contractual arrangements between the Company and the VIEs, the Company controls the operating activities and holds all the beneficial interests of the VIEs and has been determined to be the primary beneficiary of the VIEs. The Company has concluded that such contractual arrangements are legally enforceable (see footnote 1 for related risks and uncertainties).

(3)
Use of estimates

        The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. Actual results may differ from those estimates. Significant accounting estimates reflected in the Group's consolidated financial statements mainly include allowance for doubtful accounts, the useful life of in-game items, useful life and impairment for property and equipment and intangible asset, impairment of cost method investment and equity method investments, future cash flow estimates for purposes of determining the fair value of the ordinary shares of the Company before the initial public offering ("IPO"), assumptions related to the valuation of share-based compensation and related forfeiture rates, consolidation of VIEs, assumptions applied in the classification of equity investments and realization of deferred tax assets. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of our consolidated financial statements, and actual results could differ materially from these estimates.

(4)
Cash and cash equivalents

        Cash and cash equivalents represent cash on hand and demand deposits, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

(5)
Short-term investment

        Investments in debt or equity securities are accounted for based on the nature of the products invested, and the Group's intent and ability to hold the investments to maturity. In 2013, the Company invested in a short-term money market investment whose return is linked to a short term interest rate with interest income accrued on a daily basis. The instrument does not have a stated maturity but can be traded daily at par value plus accrued interest, subject to certain normal market conditions. The investment was accounted for as an available-for-sale security at fair value with changes in fair value reflected in other comprehensive income.

(6)
Accounts receivable, net

        Accounts receivable mainly consists of receivables from the distribution of films, receivables from third party online payment channels, and royalties due from corporate customers, and is recorded net of allowance for doubtful accounts. The Group determines the allowance for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected. Allowance for doubtful accounts are charged to general administrative expenses. The Group recorded nil and $0.3 million allowance for doubtful accounts as of December 31, 2012 and 2013, respectively.

(7)
Inventory

        Inventory as of December 31, 2013 primarily consists of interactive toys. Inventories are stated at the lower of cost or market and the cost of merchandise inventory is determined using the weighted average cost method. The Group records valuation adjustments to write-down the inventories if the cost of specific inventory items on hand exceeds the amount expected to be realized from the ultimate sale or disposal of the inventory. The Group recorded no inventory write-downs in the periods presented.

(8)
Investment in equity method investees

        The Group uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control. The Group records equity method adjustments in share of earnings and losses. Equity method adjustments include the Group's proportionate share of investee income or loss, adjustments to recognize certain differences between the Group's carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. Dividends received are recorded as a reduction of carrying amount of the investment. Cumulative distributions that do not exceed the Group's cumulative equity in earnings of the investee are considered as a return on investment and classified as cash inflows from operating activities. Cumulative distributions in excess of the Group's cumulative equity in the investee's earnings are considered as a return of investment and classified as cash inflows from investing activities. Equity method investments only include non-marketable investments. For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used.

        The Group assesses its equity investments for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee's products and technologies, the general market conditions in the investee's industry or geographic area, factors related to the investee's ability to remain in business, such as the investee's liquidity, debt ratios, and cash burn rate and other company-specific information including recent financing rounds.

        The group recorded nil, nil and US$0.4 million in impairment losses on equity investee as of December 31, 2011, 2012 and 2013, respectively.

(9)
Property and equipment, net

        Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization is calculated on a straight-line method over the following estimated useful lives:

Estimated useful lives
Leasehold improvements	Lesser of the lease term or their estimated useful lives
Computers and office equipment	3-5 years
Software	Lesser of 5 years or the contracted term of use
Vehicles	4 years
(10)
Impairment of long-lived assets

        The Group evaluates its long-lived assets with definite useful life, including property and equipment and acquired intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets. There were nil, nil and US$1.0 million impairment charge recognized for the years ended December 31, 2011, 2012 and 2013.

        The Group tests the intangible asset with indefinite useful life for impairment annually, or more frequently if events or changes in circumstances indicate that the asset might be impaired. If the carrying amount of the intangible asset exceeds its fair value, the Group recognizes an impairment loss in an amount equal to that excess.

(11)
Acquired intangible assets

  Upfront licensing fees

        Upfront licensing fees paid to third party licensors are capitalized when paid and amortized on a straight-line basis over the shorter of the estimated economic life of the intangible assets or license period, ranging from three to seven years. Amortization of acquired game licenses commences upon the commercial launch of the related online game. As of December 31, 2012 and 2013, the carrying values of these acquired upfront licensing fees were $1.5 million and $1.1 million, the accumulated amortization were $0.2 million and $0.2 million, respectively.

        The less than satisfactory performance of certain games indicated that the carrying amounts of acquired intangible assets may not be recoverable. The Group tested the long-lived assets and goodwill for impairment. As a result of the long-lived asset impairment tests, upfront licensing fees held and used with a carrying amount of $1.0 million were fully impaired, with the resulting impairment charges included in earnings for the year ended December 31, 2013.

  Domain Name

        Company purchased a domain name from a third party in 2009 for $141,735. The domain name is considered to have an indefinite useful life, as there is no legal or contractual limit to its terms of usage. The intangible asset is carried at cost less any accumulated impairment losses.

        The Group recorded amortization of acquired intangible assets of nil, $204,266 and $414,510 for the years ended December 31, 2011, 2012 and 2013, respectively. The amortization expenses of the above acquired intangible assets will be approximately $273,542, $274,094, $206,875, $206,875 and $124,866 for 2014, 2015, 2016, 2017 and 2018, respectively

(12)
Film cost

        Film cost include capitalized production costs, production overhead, development costs and acquired production costs for the production of animated films which have been completed or are still in production. The costs are stated at the lower of cost, less accumulated amortization, or fair value.

        Film production costs are capitalized and then amortized to cost when the films are completed and on release, together with any participation and residual costs, based on the ratio of the current period's revenues to estimated remaining total revenues ("Ultimate Revenues") from all sources on an individual production basis. Ultimate Revenues for film productions include revenues that will be earned within ten years from the date of the initial theatrical release. These estimates are reviewed on a periodic basis.

        Costs of film productions are subject to regular recoverability assessments which compare the estimated fair values with the unamortized costs. The amount by which the unamortized costs of film productions exceed their estimated fair values is written off.

        During production, the Group records the amount paid to the third parties as its capitalized film costs up to the Group's proportionate share of the actual cumulative film production costs that have been incurred by the third parties, as the Group assumes full risk for that portion of the film asset acquired in this transaction. The Group shares the same estimates of ultimate revenue and ultimate participation costs as the other participants. When the film is released, the Group recognizes its share of the net profit due from the other participants as film revenue and amortizes the capitalized film costs as cost of film revenue on the consolidated statement of operations based on the ratio of the current period revenues to the estimated ultimate revenues and an estimated profit margin from the film. The Group records the prepayments and capitalized film costs under these arrangements in other assets on its consolidated balance sheet.

        The Group recorded amortization of capitalized film costs of $556,899, $968,276 and $937,860 for the years ended December 31, 2011, 2012 and 2013, respectively.

(13)
Treasury Stock

        The Group accounted for those shares repurchased but not yet cancelled as Treasury Stock at cost and presented separately in the Shareholders' Equity. When the Group cancels the treasury stock, the difference between the original issuance price and the repurchase price is charged to additional paid-in capital.

(14)
Revenue recognition

Online Business

  Online game operation revenues

        The Group earns revenue primarily through developing and operating proprietary online virtual worlds. The Group provides such services to children via an online entertainment platform pursuant to two types of revenue models: a time-based revenue model and an item-based revenue model.

        For online services using the time-based model, users pay a subscription fee for calendar days of unlimited play on the online platform. The Group recognizes revenue generated from subscription fees based on the number of calendar days on which the users are provided the services.

        For the item-based model, revenue is recognized over the estimated lives of the in-game virtual premium items purchased or as the virtual premium items are consumed. For the virtual premium items that are immediately consumed, revenue is recognized upon consumption. For virtual premium items with no predetermined expiration ("permanent items"), revenue is recognized ratably over the estimated average lives of the permanent items, which range from half a year to one and a half years. The amount of the unamortized permanent items and unconsumed items are recognized as deferred revenue. The Group recognized $21,203,727, $16,269,659 and $22,396,393 gross revenue from virtual premium items accounted for under the item-based model for the years ended December 31, 2011, 2012 and 2013, respectively. The Group estimates the average lives of the permanent items based on an assessment of its historical data and user behavior patterns, including the average period that users typically stay on the platform, the age group of the target users, and the number of active paying users in the virtual worlds, and the promotional events launched, with reference to industry research data. The Group assesses the estimated lives of premium items periodically. If there are indications of any significant changes to the estimated lives of these premium items, the revised estimates would be applied prospectively in the period of change. Prior to June 30, 2010, the Group did not have sufficient historical data from its virtual worlds to estimate the useful life of the permanent items, and used the industry research data and peer company information in developing the estimate of the average life of permanent items, which was determined to be one year for all its virtual worlds. Effective on July 1, 2010, the Group changed the accounting estimate of the useful life of the permanent items in Mole's World from one year to 18 months based on an analysis of the life of the virtual world and user behavior patterns using historical user data since the launch of Mole's World in September 2008, and applied such change prospectively. The effect of the change in accounting estimate on the results of operations for the year ended December 31, 2010 was immaterial. In 2011 and 2012, the Group did not make any changes to the useful life of any of its virtual worlds. In 2013, the Group assessed its historical data of user behavior as well as industry research data and noticed a shortening trend user lifespan and changed the estimated lives of premium items for newly launched online virtual worlds to half a year. The estimated lives of existing virtual worlds remained unchanged. The Group will continue to monitor the user behavior patterns of each of its virtual worlds and will utilize such information to update the estimates of the useful lives of permanent items.

        Revenues are recorded net of sales discounts and rebates paid to distributors. The cost of providing free virtual items as a result of promotional activities was immaterial for each of the three years presented.

        Users pay subscription fees and purchase virtual items using the Group's virtual currency, which can be purchased via various distribution channels, such as the prepaid cards sold by the Group, third party prepaid cards, online payment channels, and via Short Message Services ("SMS") through cellular telecom operators. Under both the time-based and the item-based revenue models, proceeds that the Group receives directly from end users for sales of online points are recorded as deferred revenues, while proceeds received from sales of online points to parties in the distribution channel and from sales of prepaid cards are initially recorded as advances from customers. As the Group does not have control over and generally does not know the ultimate selling price of the prepaid cards or online points sold by the distributors, the Group records net proceeds from the distributors as advances from customers. Upon activation of prepaid cards or purchase of online points, advances from customers are immediately transferred to deferred revenues.

        Prepaid cards will expire on the expiration date printed thereon, which is generally two years after the date of card production. Proceeds from expired prepaid cards that have not been activated are recognized as other operating income upon expiration of the cards. The Group had recognized $546,360, $1,867,626 and $1,620,842 in other operating income in connection with expired prepaid cards for the years ended December 31, 2011, 2012 and 2013, respectively.

Offline Business

  Licensing and royalty fee revenue

        Revenues from the Group's offline business include licensing income and royalty fees for licensing the Group's proprietary cartoon figures to merchandisers and book publishers. Most of the revenues generated under merchandise licensing income and royalty fees are recognized at the end of each month and calculated at the contractual royalty rate times the sales of the licensed merchandise product for the month. The sales of the licensed product are derived from the monthly sales reports provided by the licensee.

        In certain of the merchandise licensing arrangements, the Group receives a guaranteed base fee and additional royalty fees that are contingent on sales volume. Proceeds from minimum guaranteed royalties in excess of royalties earned are generally recognized as revenues at the end of the contract term. In a small number of its merchandise licensing arrangements, the Group receives a fixed royalty fee from the licensee over the contract period. The Group recognizes this type of royalty revenue ratably over the contract period.

  Film revenue

        The Group recognizes revenue from the distribution of its films when the film is exhibited in theaters, provided that no significant obligations remain, amounts can be accurately estimated, and collection is reasonably assured. Revenue from the distribution of the film on television and websites is recognized when the production is made available for exhibition and other contractual obligations or conditions are met.

  Merchandise sales revenue

        Revenues from selling interactive toys, books and merchandise are recognized when persuasive evidence of an arrangement exists, delivery has occurred, the selling price is fixed or determinable, and collectability is reasonably assured.

Sales tax and Value-added tax

        The Group is subject to sales tax at a rate of 5% for sales of prepaid Mimi cards, or value-added tax at a rate of 17% for software sales and interactive toy sales, or value-added tax at a rate of 6% for certain other services such as advertisement, merchandise licensing and box office revenue sharing, as well as related surcharges on revenue earned from online services and offline business conducted in the PRC, respectively. The Group presents revenue net of sales taxes or value-added tax incurred.

        In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of Value-added tax in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program is to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from August 2012, certain subsidiaries and VIEs became subject to VAT at the rates of 6% on certain service revenues which were previously subject to business tax.

(15)
Advance from customers and deferred revenue

        For online services, online points that have been sold but not activated yet are recognized as advance from customers. Online points that have been activated but for which online entertainment services will be rendered in the future are recognized as deferred revenue. Under the time-based model, deferred revenue is recognized as revenue based on the calendar days on which the online services are provided to the end users. Under the item-based model, deferred revenue represents the amounts of unamortized permanent items and unconsumed items. For offline services, advance from customers represents the unamortized balance of advance royalty fees paid by licensees.

(16)
Cost of services

        Cost of revenues consists of primarily of salaries and benefits, bandwidth costs, film production costs, amortization of upfront licensing fees, depreciation and amortization of equipment and software, inventory cost of merchandise and other direct costs.

(17)
Product development costs

        Product development costs consist primarily of personnel-related expenses and other overhead expenses related to the research and development activities.

        The Group expenses software development costs incurred prior to reaching technological feasibility. Once a software product has reached technological feasibility, all subsequent software costs for that product are capitalized until that product is released for marketing. After a virtual world is released, the capitalized product development costs are amortized over the estimated product life. Since the inception of the Group, the amount of costs qualifying for capitalization has been immaterial and, as a result, all software development costs have been expensed as incurred.

(18)
Sales and marketing expenses

        Sales and marketing expenses consist primarily of advertising and promotional expenses, animation related expenses, payroll and other overhead expenses incurred by the Group's sales and marketing personnel. Advertising expenses in the amount of $3,295,128, $5,078,703 and $3,468,749, for the years ended December 31, 2011, 2012 and 2013, respectively, were expensed as incurred.

(19)
Government subsidies

        The Group receives unrestricted cash subsidies of $1,187,059, $3,377,496 and $3,792,495 for the years ended December 31, 2011, 2012 and 2013, respectively, from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to business tax, value-added tax and income tax paid by the Group and qualification as high technology projects. These subsidies were an incentive to the Group to establish business within a particular geographic area in China. The subsidies are unrestricted as to use and can be utilized by the Company in any manner it deems appropriate. The Company has utilized, and expects to continue to utilize, these subsidies to fund general operating expenses. The Group records unrestricted government subsidies as other operating income in the consolidated statements of operations.

(20)
Share-based compensation

        Share-based payment transactions with employees, such as share options and non-vested restricted shares are measured based on the grant date fair value of the equity instrument. Share-based payment transactions with nonemployees are remeasured at the end of each reporting period until a measurement date is established. The measurement date of a nonemployee award is the earlier of (1) the performance commitment date or (2) the date on which the performance is complete. The Group recognizes the compensation costs net of a forfeiture rate on a straight-line basis, over the requisite service period of the award, which is generally the vesting period of the award. The amount of compensation expenses recognized for any period is not less than the portion of the grant date fair value of the options vested during that period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

	Years ended December 31,
	2011	2012	2013
Includes share-based compensation related to:
Cost of services	$203,626	$255,315	$289,921
Product development expenses	814,185	498,500	360,852
Sales and marketing expenses	63,387	68,978	31,938
General and administrative expenses	915,555	1,383,687	1,459,734

	$1,996,753	$2,206,480	$2,142,445

(21)
Operating leases

        Leases are accounted for as operating leases if substantially all of the risks and rewards of ownership of assets remain with the leasing company. Payments made under operating leases net of any incentives received are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

(22)
Income taxes

        Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

        Under ASC 740 "Income Taxes", a deferred tax liability ("DTL"), except for certain exceptions which is only applicable in terms of investment in foreign subsidiaries, should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis of an investment in a more than 50% interest in a domestic subsidiary, which represents the outside basis difference. However, the DTL is also not required in the situation where that such outside basis difference can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group accrues deferred tax liabilities on the undistributed earnings of its Variable Interest Entities ("VIEs").

        The Group recognizes the impact of uncertain income tax positions at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. The Group classifies interest and/or penalties related to uncertain tax positions in income tax expense.

(23)
Foreign currency translation

        The functional currency and reporting currency of Taomee Holdings Limited and Taomee Hong Kong are the United States dollar ("U.S. dollar"). Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into the U.S. dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the U.S. dollar during the year are converted into U.S. dollar at the applicable rates of exchange prevailing on the first day of the month in which the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

        The financial records of the Group's PRC subsidiaries and VIEs are denominated in its local currency, the Renminbi ("RMB"), which is the functional currency. Assets and liabilities are translated into the U.S. dollar at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated into the U.S. dollar using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive income in the consolidated statements of changes in equity and comprehensive income (loss).

        The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group's aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB 619,722,535 and RMB 590,488,850 as of December 31, 2012 and 2013, respectively.

(24)
Concentration of credit risk

        Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, due from related party and accounts receivable. All of the Group's cash and cash equivalents are held with financial institutions that the Group believes to be high credit quality. The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

        Due to the limited availability of online payment systems in China, a substantial portion of the Group's sales are carried out via a distribution network composed of third-party distributors. In 2011, 2012 and 2013, there was no concentration of third-party distributors, and none of the distributors represented more than 10% of the total sales to third-party distributors.

(25)
Fair value measurement

        Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

        Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

        Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

        Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

        The Group's financial instruments not reported at fair value consist of cash and cash equivalents, accounts receivable, due from related parties, accounts payable, and due to related parties. The carrying amounts of these financial instruments as of December 31, 2012 and 2013 were considered representative of their fair values due to their short-term in nature.

(26)
Earnings per share

        Before the conversion of Series A convertible redeemable preferred shares, the Group has determined that its Series A convertible redeemable preferred shares are participating securities as the preferred shares participate in the undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group has used the two-class method of computing earnings per share. Under this method, net income applicable to the holders of ordinary shares is allocated on a pro-rata basis to the ordinary and preferred shares to the extent that each class may share in income for the period. Losses are not allocated to the participating securities. Diluted earnings per share are computed using the more dilutive of the two-class method or the if-converted method.

        After the conversion of Series A convertible redeemable preferred shares, basic earnings per share is computed by dividing net income attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of stock options and warrants are calculated using the treasury stock method. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

(27)
Recently issued accounting pronouncements

        In March 2013, the FASB issued ASU 2013-05 related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. This ASU is effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. It should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity's fiscal year of adoption. The adoption of the amendments will not have a material impact on the Group's consolidated financial statements.

        In July 2013, the FASB issued ASU 2013-11 which provides guidance on financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The ASU requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The adoption of the amendments will not have a material impact on the Group's consolidated financial statements.